Summary of significant accounting policies (Details Narrative)	6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)
Average exchange rates	7.23	7.20
Depreciation expense	$ 100,000	$ 100,000
Cash	70,000
FDIC insurance limit	250,000
Impairment charge	200,000		$ 200,000
Contract liabilities, current	660,941		22,607
Cash maintained with People's Republic of China	$ 400,000		$ 70,751
Exchange rates (per RMB1)	7.2		7.01
Shipping and handling
Shipping and handling expenses	$ 47,352	$ 40,101
Deposit Insurance Regulation [Member]
Cash	$ 70,000
Minimum
Reduced Tax rate	9.00%
Applicable VAT rate percentage	13.00%
Tax rate	12.00%
Maximum
Reduced Tax rate	13.00%
Applicable VAT rate percentage	17.00%
Tax rate	16.00%